Distributions (Q3)	9 Months Ended
Sep. 30, 2022
Distributions [Abstract]
Distributions
9. Distributions
On June 10, 2022, the Board of Managers approved a special distribution of $0.75 per unit of Series X Ordinary Units, amounting to $83,313 to Series X Ordinary Unit holders as of the close of business on June 10, 2022. The distribution was partially paid in June 2022, and the balance was fully paid in July 2022.